Submission	Mar. 04, 2025
Submission [Line Items]
Central Index Key	0000072333
Registrant Name	NORDSTROM, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES